Document and Entity Information	Sep. 01, 2023
Details
Registrant CIK	0001165320
Document Type	8-K
Document Period End Date	Sep. 01, 2023
Entity Registrant Name	GB Sciences, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-55462
Entity Tax Identification Number	59-3733133
Entity Address, Address Line One	205 W. Russell Road
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89148
City Area Code	866
Local Phone Number	721-0297
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false